Income taxes (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Profit (loss) before tax	$ 135,748,395	$ 301,680,454	$ 143,603,276
Tax expense (income) at applicable tax rate	(36,652,067)	(81,453,723)	(38,772,885)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Other tax effects for reconciliation between accounting profit and tax expense (income)	37,221,335	5,195,230	6,626,165
Tax effect from change in tax rate	0	(0)	0
Derecognition of deferred tax assets not recoverable (1)	1,361,100	(4,158,316)	(3,529,795)
Tax effect of foreign tax rates	(1,193,332)	(3,608,485)	(540,129)
Tax effect of adjustments for tax of prior peiods	(1,000,979)	1,769,910	808,224
Income tax (expense) benefit	$ (263,943)	$ (82,629,773)	$ (35,408,420)
Applicable tax rate	27.00%	27.00%	27.00%
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	(27.42%)	(1.70%)	(4.61%)
Tax rate effect from change in tax rate	0.00%	0.12%	0.00%
Derecognition of deferred tax assets not recoverable (1)	(1.00%)	1.35%	2.46%
Tax rate effect of foreign tax rates	0.88%	1.16%	0.38%
Tax rate effect of adjustments for current tax of prior periods	0.74%	(0.58%)	(0.56%)
Average effective tax rate	0.20%	27.35%	24.67%